Tax - Narrative (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Income Taxes [Abstract]
Deferred tax (credit)/charge: origination and reversal of temporary differences	$ (172,000,000)	$ 39,000,000	$ (51,000,000)
Deferred tax expense (income) relating to tax rate changes	29,000,000	5,000,000	(4,000,000)
Increased current tax charge	0
Tax charge (credit) relating to profit from ordinary activities of discontinued operations	12,000,000	(10,000,000)	8,000,000
Tax credit within the statement of other comprehensive income relating to changes in tax rates	8,000,000	0	0
Tax charge in the statement of changes in equity relating to changes in tax rates	0	0	0
Provisions recognized in respect of uncertain tax positions	138,000,000	$ 294,000,000	$ 254,000,000
Decrease in deferred tax liability (asset)	$ (156,000,000)